UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments:

Putnam VT Small Cap Value Fund

The fund's portfolio
3/31/14 (Unaudited)

COMMON STOCKS (91.0%)(a)
	Shares	Value

Aerospace and defense (0.6%)

Huntington Ingalls Industries, Inc.	12,132	$1,240,618

		1,240,618
Air freight and logistics (0.5%)

Park-Ohio Holdings Corp.(NON)	20,578	1,155,455

		1,155,455
Auto components (2.4%)

Dana Holding Corp.	44,500	1,035,515

Goodyear Tire & Rubber Co. (The)	55,600	1,452,828

Stoneridge, Inc.(NON)	90,154	1,012,429

Tower International, Inc.(NON)	62,025	1,688,321

		5,189,093
Banks (13.2%)

Ameris Bancorp(NON)	61,491	1,432,740

Bancorp, Inc. (The)(NON)	56,085	1,054,959

Chemical Financial Corp.	38,217	1,240,142

CVB Financial Corp.	64,600	1,027,140

Eagle Bancorp, Inc.	27,840	1,005,024

Financial Institutions, Inc.	54,700	1,259,194

First Connecticut Bancorp, Inc.	32,500	508,950

First Merchants Corp.	65,900	1,426,076

First NBC Bank Holding Co.(NON)	40,841	1,423,717

First of Long Island Corp. (The)	10,796	438,426

Flushing Financial Corp.	29,600	623,672

German American Bancorp, Inc.	23,500	678,915

Hanmi Financial Corp.	52,900	1,232,570

Heartland Financial USA, Inc.	42,500	1,147,075

Investors Bancorp, Inc.	50,308	1,390,513

Lakeland Financial Corp.	32,900	1,323,238

National Bank Holdings Corp. Class A	50,281	1,009,140

OFG Bancorp (Puerto Rico)(S)	79,900	1,373,481

Pacific Premier Bancorp, Inc.(NON)	88,000	1,420,320

Popular, Inc. (Puerto Rico)(NON)	41,020	1,271,210

State Bank Financial Corp.	48,200	852,658

Sterling Bancorp	75,600	957,096

Talmer Bancorp, Inc. Class A(NON)	74,132	1,085,292

Tristate Capital Holdings, Inc.(NON)	76,400	1,085,644

WesBanco, Inc.	25,874	823,569

Western Alliance Bancorp(NON)	33,900	833,940

		27,924,701
Biotechnology (0.9%)

Emergent BioSolutions, Inc(NON)	33,900	856,653

PDL BioPharma, Inc.	136,500	1,134,315

		1,990,968
Capital markets (1.0%)

Cowen Group, Inc. Class A(NON)	282,015	1,243,686

Silvercrest Asset Management Group, Inc. Class A	45,409	830,531

		2,074,217
Chemicals (4.5%)

Axiall Corp.	20,500	920,860

Cabot Corp.	21,600	1,275,696

Chemtura Corp.(NON)	34,100	862,389

Kraton Performance Polymers, Inc.(NON)	45,100	1,178,914

LSB Industries, Inc.(NON)	26,200	980,404

Minerals Technologies, Inc.	19,795	1,277,965

OM Group, Inc.	38,098	1,265,616

Omnova Solutions, Inc.(NON)	79,819	828,521

RPM International, Inc.	24,639	1,030,896

		9,621,261
Commercial services and supplies (2.4%)

Deluxe Corp.	25,700	1,348,479

Ennis, Inc.	60,106	995,956

Performant Financial Corp.(NON)	115,904	1,048,931

Pitney Bowes, Inc.(S)	61,700	1,603,583

		4,996,949
Communications equipment (1.3%)

Emcore Corp.(NON)(S)	183,400	926,170

Oplink Communications, Inc.(NON)	53,468	960,285

Polycom, Inc.(NON)	61,300	841,036

		2,727,491
Construction and engineering (1.0%)

EMCOR Group, Inc.	21,100	987,269

Orion Marine Group, Inc.(NON)	84,200	1,058,394

UniTek Global Services, Inc.(NON)	40,017	72,831

		2,118,494
Construction materials (0.5%)

Caesarstone Sdot-Yam, Ltd. (Israel)	19,255	1,047,087

		1,047,087
Consumer finance (1.5%)

Encore Capital Group, Inc.(NON)(S)	25,500	1,165,350

Portfolio Recovery Associates, Inc.(NON)	21,700	1,255,562

Regional Management Corp.(NON)	34,600	853,236

		3,274,148
Containers and packaging (0.6%)

Berry Plastics Group, Inc.(NON)	33,365	772,400

Rock-Tenn Co. Class A	4,900	517,293

		1,289,693
Distributors (0.9%)

Core-Mark Holding Co., Inc.	11,639	844,991

VOXX International Corp.(NON)	83,800	1,146,384

		1,991,375
Diversified consumer services (0.7%)

Corinthian Colleges, Inc.(NON)(S)	184,200	254,196

Hillenbrand, Inc.	36,500	1,180,045

		1,434,241
Diversified financial services (0.6%)

Gain Capital Holdings, Inc.(S)	54,700	591,307

PHH Corp.(NON)	29,800	770,032

		1,361,339
Diversified telecommunication services (0.5%)

magicJack VocalTec, Ltd. (Israel)(NON)(S)	49,500	1,050,885

		1,050,885
Electric utilities (2.6%)

Empire District Electric Co. (The)	44,900	1,091,968

IDACORP, Inc.	22,200	1,231,434

PNM Resources, Inc.	74,100	2,002,923

Portland General Electric Co.(S)	35,100	1,135,134

		5,461,459
Electronic equipment, instruments, and components (1.1%)

Newport Corp.(NON)	61,800	1,278,024

TTM Technologies, Inc.(NON)	135,500	1,144,975

		2,422,999
Energy equipment and services (2.5%)

Key Energy Services, Inc.(NON)	82,500	762,300

Matrix Service Co.(NON)	41,738	1,409,910

Pioneer Energy Services Corp.(NON)	81,496	1,055,373

Tidewater, Inc.	19,036	925,530

Willbros Group, Inc.(NON)	84,300	1,063,866

		5,216,979
Food and staples retail (0.6%)

Spartan Stores, Inc.	55,640	1,291,404

		1,291,404
Food products (0.4%)

Sanderson Farms, Inc.(S)	9,900	777,051

		777,051
Gas utilities (1.1%)

Piedmont Natural Gas Co., Inc.(S)	21,732	769,095

Southwest Gas Corp.	29,231	1,562,397

		2,331,492
Health-care equipment and supplies (1.1%)

PhotoMedex, Inc.(NON)(S)	73,300	1,160,339

Symmetry Medical, Inc.(NON)	117,700	1,184,062

		2,344,401
Health-care providers and services (1.5%)

Centene Corp.(NON)	13,500	840,375

Ensign Group, Inc. (The)	17,300	754,972

Providence Service Corp. (The)(NON)	35,900	1,015,252

Triple-S Management Corp. Class B (Puerto Rico)(NON)	38,400	619,776

		3,230,375
Hotels, restaurants, and leisure (0.9%)

Intrawest Resorts Holdings, Inc.(NON)	48,132	627,641

Marriott Vacations Worldwide Corp.(NON)	23,499	1,313,829

		1,941,470
Household durables (1.1%)

Installed Building Products, Inc.(NON)	55,809	778,536

Newell Rubbermaid, Inc.	26,588	794,981

UCP, Inc. Class A(NON)	47,799	719,853

		2,293,370
Insurance (6.6%)

Allied World Assurance Co. Holdings AG	16,900	1,743,911

American Financial Group, Inc.	25,743	1,485,629

AMERISAFE, Inc.	25,000	1,097,750

Hanover Insurance Group, Inc. (The)	24,000	1,474,560

Health Insurance Innovations, Inc. Class A(NON)(S)	57,831	597,973

Maiden Holdings, Ltd. (Bermuda)(S)	96,200	1,200,576

PartnerRe, Ltd.	17,100	1,769,850

Reinsurance Group of America, Inc. Class A	15,773	1,256,004

Stancorp Financial Group	24,300	1,623,240

Validus Holdings, Ltd.(S)	44,414	1,674,852

		13,924,345
Internet software and services (1.1%)

Perficient, Inc.(NON)	53,400	967,608

Web.com Group, Inc.(NON)	41,086	1,398,157

		2,365,765
IT Services (2.1%)

Convergys Corp.	51,700	1,132,747

Datalink Corp.(NON)	81,586	1,136,493

Global Cash Access Holdings, Inc.(NON)	144,800	993,328

Unisys Corp.(NON)	40,400	1,230,584

		4,493,152
Machinery (0.4%)

Navistar International Corp.(NON)(S)	20,670	700,093

TriMas Corp.(NON)	4,673	155,144

		855,237
Media (0.8%)

Madison Square Garden Co. (The) Class A(NON)	13,800	783,564

MDC Partners, Inc. Class A	39,050	891,121

		1,674,685
Metals and mining (2.4%)

AK Steel Holding Corp.(NON)	134,800	973,256

Century Aluminum Co.(NON)	84,500	1,116,245

Constellium NV Class A (Netherlands)(NON)	57,141	1,677,088

Globe Specialty Metals, Inc.	67,400	1,403,268

		5,169,857
Multi-utilities (0.5%)

Avista Corp.	33,331	1,021,595

		1,021,595
Oil, gas, and consumable fuels (4.6%)

Bill Barrett Corp.(NON)(S)	34,400	880,640

Energen Corp.	19,293	1,559,067

EP Energy Corp. Class A(NON)(S)	26,600	520,562

Gulfport Energy Corp.(NON)	16,200	1,153,116

Kodiak Oil & Gas Corp.(NON)	114,000	1,383,960

Midstates Petroleum Co., Inc.(NON)(S)	139,900	749,864

Scorpio Tankers, Inc.	103,024	1,027,149

SM Energy Co.	16,201	1,154,969

Stone Energy Corp.(NON)	31,500	1,322,055

		9,751,382
Pharmaceuticals (1.2%)

Medicines Co. (The)(NON)	25,000	710,500

Questcor Pharmaceuticals, Inc.(S)	14,000	909,020

Sucampo Pharmaceuticals, Inc. Class A(NON)(S)	123,100	880,165

		2,499,685
Professional services (1.1%)

Kforce, Inc.	60,100	1,281,332

Mistras Group, Inc.(NON)	44,800	1,020,096

		2,301,428
Real estate investment trusts (REITs) (6.9%)

American Assets Trust, Inc.	26,420	891,411

Campus Crest Communities, Inc.(S)	67,006	581,612

Cherry Hill Mortgage Investment Corp.	50,055	938,531

Colony Financial, Inc.	50,400	1,106,280

Education Realty Trust, Inc.	70,906	699,842

EPR Properties(S)	18,100	966,359

Gaming and Leisure Properties, Inc.	25,891	943,986

Healthcare Trust of America, Inc. Class A(S)	57,300	652,647

iStar Financial, Inc.(NON)	104,000	1,535,040

MFA Financial, Inc.	109,181	846,153

One Liberty Properties, Inc.	29,988	639,344

Piedmont Office Realty Trust, Inc. Class A(S)	35,300	605,395

QTS Realty Trust, Inc. Class A(S)	21,679	543,926

RAIT Financial Trust(S)	131,200	1,113,888

Summit Hotel Properties, Inc.	180,310	1,673,277

Two Harbors Investment Corp.	92,500	948,125

		14,685,816
Real estate management and development (1.1%)

Forestar Group, Inc.(NON)	26,546	472,519

Howard Hughes Corp. (The)(NON)	4,800	685,008

RE/MAX Holdings, Inc. Class A(NON)	38,225	1,102,027

		2,259,554
Road and rail (1.3%)

Quality Distribution, Inc.(NON)	113,673	1,476,612

Ryder System, Inc.	14,900	1,190,808

		2,667,420
Semiconductors and semiconductor equipment (5.5%)

Advanced Energy Industries, Inc.(NON)	46,400	1,136,800

FormFactor, Inc.(NON)	168,300	1,075,437

GT Advanced Technologies, Inc.(NON)(S)	102,114	1,741,044

Integrated Silicon Solutions, Inc.(NON)	68,800	1,069,840

Mattson Technology, Inc.(NON)	389,749	904,218

Pericom Semiconductor Corp.(NON)	76,700	600,561

Photronics, Inc.(NON)	105,900	903,327

RF Micro Devices, Inc.(NON)	224,600	1,769,848

Silicon Image, Inc.(NON)	174,800	1,206,120

Spansion, Inc. Class A(NON)	65,900	1,147,978

		11,555,173
Software (1.8%)

AVG Technologies NV (Netherlands)(NON)(S)	66,500	1,393,840

Mentor Graphics Corp.	60,800	1,338,816

TiVo, Inc.(NON)	74,800	989,604

		3,722,260
Specialty retail (1.6%)

Ascena Retail Group, Inc.(NON)	49,900	862,272

Big 5 Sporting Goods Corp.	62,600	1,004,730

Express, Inc.(NON)	35,600	565,328

Pep Boys - Manny, Moe & Jack (The)(NON)	56,500	718,680

Wet Seal, Inc. (The) Class A(NON)(S)	190,100	250,932

		3,401,942
Technology hardware, storage, and peripherals (0.8%)

BancTec, Inc. 144A (Private)(F)	152,299	342,673

Logitech International SA (Switzerland)(S)	89,600	1,334,144

		1,676,817
Textiles, apparel, and luxury goods (0.7%)

Skechers U.S.A., Inc. Class A(NON)	38,000	1,388,520

		1,388,520
Thrifts and mortgage finance (2.8%)

Banc of California, Inc.(S)	41,100	504,297

EverBank Financial Corp.	50,920	1,004,652

Meta Financial Group, Inc.	26,300	1,179,555

Provident Financial Services, Inc.	75,200	1,381,424

Rockville Financial, Inc.	84,800	1,152,432

United Financial Bancorp, Inc.	41,788	768,481

		5,990,841
Trading companies and distributors (1.1%)

Rush Enterprises, Inc. Class A(NON)	39,400	1,279,712

Stock Building Supply Holdings, Inc.(NON)	54,874	1,115,040

		2,394,752
Transportation infrastructure (0.6%)

Aegean Marine Petroleum Network, Inc. (Greece)(S)	125,517	1,237,596

		1,237,596

Total common stocks (cost $149,319,455)		$192,836,837

INVESTMENT COMPANIES (3.6%)(a)
	Shares	Value

American Capital, Ltd.(NON)	92,000	$1,452,680

Hercules Technology Growth Capital, Inc.(S)	52,784	742,671

Horizon Technology Finance Corp.	15,173	189,814

Medley Capital Corp.(S)	92,259	1,255,645

Solar Capital, Ltd.	53,079	1,156,061

TCP Capital Corp.(S)	88,081	1,457,741

TriplePoint Venture Growth BDC Corp.(NON)	83,070	1,349,057

Total investment companies (cost $7,061,789)		$7,603,669

SHORT-TERM INVESTMENTS (17.6%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	26,048,864	$26,048,864

Putnam Short Term Investment Fund 0.07%(AFF)	11,345,923	11,345,923

Total short-term investments (cost $37,394,787)		$37,394,787

TOTAL INVESTMENTS

Total investments (cost $193,776,031)(b)		$237,835,293

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through March 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $211,927,769.
(b)	The aggregate identified cost on a tax basis is $194,580,905, resulting in gross unrealized appreciation and depreciation of $51,588,214 and $8,333,826, respectively, or net unrealized appreciation of $43,254,388.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$8,443,676	$24,806,311	$21,904,064	$1,528	$11,345,923
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $26,048,864, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $25,639,732.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$19,314,696	$—	$—
Consumer staples	2,068,455	—	—
Energy	14,968,361	—	—
Financials	71,494,961	—	—
Health care	10,065,429	—	—
Industrials	18,967,949	—	—
Information technology	28,620,984	342,673	—
Materials	17,127,898	—	—
Telecommunication services	1,050,885	—	—
Utilities	8,814,546	—	—
Total common stocks	192,494,164	342,673	—
Investment companies	7,603,669	—	—
Short-term investments	11,345,923	26,048,864	—

Totals by level	$211,443,756	$26,391,537	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2014